INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2013
Other investments
Carrying Value	$ 414,215	$ 368,459
Gaochuangte
Other investments
Carrying Value		$ 7,049
Ownership percentage		40.00%
CSI Skypower
Other investments
Carrying Value		$ 3,749
Ownership percentage		50.00%	50.00%
Tranquillity
Other investments
Carrying Value	$ 145,795	$ 143,951
Ownership percentage	49.00%	49.00%
Garland
Other investments
Carrying Value	$ 120,247	$ 118,641
Ownership percentage	49.00%	49.00%
Roserock
Other investments
Carrying Value	$ 77,053	$ 30,870
Ownership percentage	49.00%	49.00%
Suzhou Financial Leasing Co., Ltd.
Other investments
Carrying Value	$ 14,129	$ 12,974
Ownership percentage	6.00%	6.00%
Pirapora Solar Holding S.A.
Other investments
Carrying Value	$ 6,551	$ 13,775
Ownership percentage	20.00%	20.00%
Canadian Solar Infrastructure Fund, Inc
Other investments
Carrying Value	$ 23,866
Ownership percentage	14.76%
Others
Other investments
Carrying Value	$ 26,574	$ 37,450
Others | Minimum
Other investments
Ownership percentage	21.00%	21.00%
Others | Maximum
Other investments
Ownership percentage	49.00%	49.00%